Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt consists of the bank loans summarized as follows (in thousands):

	June 30, 2022	December 31, 2021

Credit Facilities:
$175.0 Million Credit Facility	$71,875	$—
$60.0 Million ING Revolving Credit Facility	—	—
$87.7 Million Subordinated Debt	—	87,650
$70.7 Million Redeemable Note	—	53,015
Total bank loans outstanding	71,875	140,665
Less: Current portion	(12,500)	(87,650)
	$59,375	$53,015

(amounts in thousands)	June 30, 2022			December 31, 2021
	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$12,500	$59,375	$71,875	$87,650	$53,015	$140,665
Unamortized deferred financing costs	(525)	(1,100)	(1,625)	—	—	—
Total debt, net	$11,975	$58,275	$70,250	$87,650	$53,015	$140,665
$175.0 Million Credit Facility

In March 2022, the Company entered into an agreement with DNB Capital LLC, Societe Generale, Citibank N.A., Credit Agricole Corporate and Investment Bank and Credit Industriel et Commercial for a five-year credit facility of $175 million (the “Credit Facility”).

The Credit Facility consists of three tranches: (i) a $75 million Green Term Loan (the “Term Loan”), (ii) up to $75 million Revolving Loans (the “Revolving Loans”), and (iii) up to $25 million revolving tranche for the issuance of letters of credit, performance bonds and other guarantees (the “Letters of Credit”). The Credit Facility has a final maturity date of five years from the signing date, up to 100% of the amounts available under the Revolving Loans may be drawn in Euros and up to 50% of the amounts available under the Letters of Credit may be issued in Euros. The Term Loan tranche (qualified as a green loan) bears interest at Term SOFR (along with a credit adjustment spread depending on duration of interest period) plus a margin of 3.05% per annum, the Revolving Loans tranche bears interest at Term SOFR (along with a credit adjustment spread depending on duration of interest period) plus a margin of 3.15% per annum, and any letters of credit, performance bonds or other guarantees issued under the Letters of Credit tranche bears fees of 3.15% per annum. The amount available for drawing under the Revolving Loans is based upon 50% of contracted cash flows on a forward looking 30 months basis. The terms and conditions of the Credit Facility are similar to those set forth in the similar credit facilities of this type. The green loan accreditation process is supported by second party opinion from The Governance Group AS of Norway.

$87.7 Million Subordinated Debt

In February 2022, the Company repaid $87.7 million of 8% subordinated debt due September 2022 and terminated this facility.

$70.7 Million Redeemable Note

In May 2022, the Company repaid the $53.0 million outstanding balance and terminated this facility.

$60.0 Million ING Revolving Credit Facility

In March 2022, the Company drew down $25.0 million of the available facility. In May 2022, the Company repaid the outstanding balance and terminated this facility.

Financial Covenants

    The Company’s credit facilities, as amended through June 30, 2022, have financial covenants with which the Company must comply:
•Minimum liquidity of not less than $30.0 million, of which at least $15.0 million must be cash.
•The ratio of net debt to adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”) calculated on a trailing four quarter basis of no greater than 2.75 to 1.00.
•The ratio of adjusted EBITDA to net interest expense calculated on a trailing four quarter basis of at least 5.00 to 1.00.
•Solvency shall not be equal to or less than 50%.
•Minimum fair value of the collateral, such that the aggregate fair value of the vessels collateralizing the credit facility be at least 175% of the aggregate of (i) outstanding amount under such credit facility and (ii) negative value of any hedging exposure under such credit facility (if any), or, if the Company does not meet these thresholds, to prepay a portion of the loan and cancel such available commitments or provide additional security to eliminate the shortfall.
    The Company’s credit facilities set out above have, among other things, the following restrictive covenants which may restrict its ability to:

•incur additional indebtedness;
•sell the collateral vessel, if applicable;
•make additional investments or acquisitions;
•pay dividends; or
•effect a change of control of the Company.

    In addition, the Company’s credit facility contains subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.

As of June 30, 2022, the Company was in compliance with the financial covenants of its credit facility. The Company expects to remain in compliance with the financial covenants of its credit facility for the next twelve months.

    Interest rates on all of the Company’s credit facilities for the six months ended June 30, 2022 ranged from 1.1% to 8.0% per annum. The Company records its interest expense as a component of Financial expense, net on its Condensed Consolidated Statement of Operations. For the six months ended June 30, 2022 and 2021, Financial expense, net consists of:

	Six Months Ended June 30,
(amounts in thousands)	2022	2021
Interest expense	$2,363	$5,518
Interest expense - related party	1,555	—
Amortization of deferred financing costs	132	652
Write-off of deferred financing costs	—	7,028
Capitalized interest	(2,216)	—
Other	118	152
Financial expense, net	$1,952	$13,350